Condensed Statements of Operations (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Ordinary shares subject to possible redemption	$ 28,449,516	$ 28,502,357
Income attributable to ordinary shares subject to possible redemption	$ 715,207	$ 4,069,302